Supplement Dated March 5, 2010

To the

Prospectus Dated May 1, 2009

For the

Farmers Variable Universal Life

Issued through

Farmers Variable Life Separate Account A

Offered by

Farmers New World Life Insurance Company

IMPORTANT NOTICE REGARDING FUND NAME CHANGE

Effective April 30, 2010, the changes described in this Supplement will be made to the Prospectus.

On July 9, 2009 the Board of Trustees (the “Board”) of Franklin Templeton Variable Insurance Products Trust (“the Trust”) approved a proposal to liquidate the Templeton Global Asset Allocation Fund (“the Fund”) on or after April 30, 2010. The liquidation may be delayed if unforeseen circumstances arise.

The Board approved the liquidation in the ordinary course of business after considering a number of factors including the Fund’s significant decline in assets over the last decade as well as limited future opportunities for asset growth.

This Supplement amends the Prospectus by deleting all references to the “Templeton Global Asset Allocation Fund” in the Prospectus.

Please retain this supplement with your records.

If you have questions, please call the Service Center toll-free at 1-877-376-8008, write the Service Center at P.O. Box 724208, Atlanta, GA 31139, or contact your Farmers Registered Representative.

Supplement Dated March 5, 2010

To the

Prospectus Dated May 1, 2009

For the

Farmers Variable Universal Life

Issued through

Farmers Variable Life Separate Account A

Offered by

Farmers New World Life Insurance Company

IMPORTANT NOTICE REGARDING FUND NAME CHANGE

Effective April 30, 2010, the changes described in this Supplement will be made to the Prospectus.

The Goldman Sachs Capital Growth Fund of the Goldman Sachs Variable Insurance Trust will change its name to Goldman Sachs Strategic Growth Fund. Accordingly, all references in the Prospectus to “Goldman Sachs Capital Growth Fund” are deleted and replaced with “Goldman Sachs Strategic Growth Fund.”

Please retain this supplement with your records.

If you have any questions, please call the Service Center toll-free at 1-877-376-8008, write the Service Center at P. O. Box 724208, Atlanta, GA 31139 or contact your Farmers Registered Representative.

Supplement Dated March 5, 2010

To the

Prospectus Dated May 1, 2009

For the

Farmers Variable Universal Life

Issued through

Farmers Variable Life Separate Account A

Offered by

Farmers New World Life Insurance Company

IMPORTANT NOTICE REGARDING FUND NAME CHANGE

Effective April 19, 2010, the changes described in this Supplement will be made to the Prospectus.

The Dreyfus Variable Investment Fund – Developing Leaders Portfolio will change its name to Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio. Accordingly, all references in the Prospectus to Dreyfus Variable Investment Fund “Developing Leaders Portfolio” are deleted and replaced with Dreyfus Variable Investment Fund “Opportunistic Small Cap Portfolio.”

Please retain this supplement with your records.

If you have any questions, please call the Service Center toll-free at 1-877-376-8008, write the Service Center at P. O. Box 724208, Atlanta, GA 31139 or contact your Farmers Registered Representative.